Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 25 –CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

	As of September 30,
	2023	2022
ASSETS
Cash and cash equivalents	$10,336	$17,673
Prepayments, deposits and other current assets	8,272,000	8,828,142
Investment in subsidiaries	13,340,885	13,340,885
Total assets	$21,623,211	$22,186,700

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accrued expenses and other current liabilities	55,000
Total liabilities	$55,000	$-

SHAREHOLDERS’ EQUITY
Ordinary Shares $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of September 30, 2023 and 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Retained earnings	(1,689,399)	(1,070,920)
Accumulated other comprehensive loss		-
Total equity of the Company’s shareholders	21,568,221	22,186,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$21,623,221	$22,186,700

	For the years ended September 30,
	2023	2022	2021
Operating expenses:		-	-
General and administrative expenses	$(624,877)	$(1,070,920)	$-
Bank charges and others	(2,125)
Total operating expenses	(627,002)	(1,070,920)

Other non business income	8,523
Net loss	$(618,479)	$(1,070,920)	$-
Other comprehensive loss:			-
Foreign currency translation adjustment, net of nil tax	$(618,479)	$(1,070,920)	$-

Total comprehensive loss	$(618,479)	$(1,070,920)	$-

	For the years ended September 30,
	2023	2022	2021
Cash Flows from Operating Activities:
Net loss	$(618,479)	$(1,070,920)	$-
Changes in operating assets and liabilities:
Prepaid expenses and other	556,142
Accrued expenses and current liabilities	55,000	(556,141)	-
Net cash used in operating activities	(7,337)	(1,627,061)	-

Cash Flows from Investing Activities:
Long-term investment	-	(4,078,601)	-
Net cash used in investing activities	-	(4,078,601)	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance		12,409,022
Payments to related parties	-	(6,685,687)	-
Net cash provided by financing activities	-	5,723,335	-

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	(7,337)	17,673	-
Cash, cash equivalents and restricted cash at the beginning of year	17,673	-	-
Cash and cash equivalents and restricted cash at the end of year	$10,336	$17,673	$-

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the cost method to account for investment in its subsidiaries.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Shareholders’ Equity

The Company is authorized to issue 500,000,000 ordinary shares of a single class, par value $0.0001 per ordinary share. There are currently 14,006,250 issued and outstanding ordinary shares, of which Mr. Tao Ling and Mr. Xiaohong Yin, respectively, owns 28.9% and 6.9% through their wholly owned holding companies.

Share Surrender

In December 2020, an aggregate of 27,175,000 ordinary shares were surrendered by all our shareholders for no consideration and were then cancelled which in nature is a stock reverse split. As a result, the number of issued and outstanding ordinary shares decreased from 37,300,000 shares to 10,125,000 shares. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.

Initial Public Offering

On April 29, 2022, the Company consummated its initial public offering of 3,881,250 ordinary shares, par value $0.0001 per share, including 506,250 additional ordinary shares issued pursuant to the full exercise of the underwriters’ over-allotment option, at a price of $4.00 per share, generating gross proceeds to the Company of $15,525,000 before deducting underwriting discounts and commissions and offering expenses. The offering was conducted on a firm commitment basis. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $12,409,022 (with $388 in par value and $12,408,634 in additional paid-in capital) net proceeds from its initial public offering.